Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Dec. 31, 2024
Building [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	25 years
Minimum [Member] | Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	2 years
Minimum [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	2 years
Minimum [Member] | Vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	5 years
Maximum [Member] | Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	6 years
Maximum [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	5 years
Maximum [Member] | Vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	6 years